Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Other revenue	$ 2,698,015,000	$ 2,765,013,000
Expenses
Administrative expenses	90,359,000	80,232,000
Depreciation and amortization	466,996,000	455,520,000
Asset impairment charge (notes 5, 8 and 16)	23,492,000	159,568,000
Loss on foreign exchange	8,359,000	13,833,000
Costs and expenses, total	2,232,136,000	2,426,996,000
Gain on sale of renewable assets	0	64,028,000
Operating income	465,879,000	402,045,000
Interest expense (note 9)	(353,656,000)	(278,574,000)
Loss from long-term investments (note 8)	(124,974,000)	(483,385,000)
Other income (note 7)	41,410,000	18,179,000
Other net losses (note 19)	(132,889,000)	(21,391,000)
Pension and other post-employment non-service costs (note 10)	(19,939,000)	(10,950,000)
Gain on derivative financial instruments (note 24(b)(iv))	4,564,000	4,408,000
Loss before income taxes	(119,605,000)	(369,668,000)
Income tax recovery (expense) (note 18)
Current	9,740,000	(7,843,000)
Deferred	76,560,000	69,356,000
Income tax expense	86,300,000	61,513,000
Net loss	(33,305,000)	(308,155,000)
Non-controlling interests	87,901,000	111,323,000
Non-controlling interests held by related party	(25,922,000)	(15,157,000)
Net effect of non-controlling interests	61,979,000	96,166,000
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	28,674,000	(211,989,000)
Series A Shares and Series D Shares dividend (note 15)	8,356,000	8,720,000
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. - basic (in shares)	20,318,000	(220,709,000)
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. - diluted (in shares)	$ 20,318,000	$ (220,709,000)
Basic net earnings (loss) per share (USD per share)	$ 0.03	$ (0.33)
Diluted net earnings (loss) per share (USD per share)	$ 0.03	$ (0.33)
Regulated electricity distribution
Revenue
Other revenue	$ 1,295,497,000	$ 1,278,912,000
Expenses
Expenses	429,760,000	465,570,000
Regulated natural gas distribution
Revenue
Other revenue	621,173,000	686,744,000
Expenses
Expenses	267,122,000	340,792,000
Regulated water reclamation and distribution
Revenue
Other revenue	399,052,000	364,383,000
Expenses
Expenses	19,564,000	18,308,000
Non-regulated energy sales
Revenue
Other revenue	296,314,000	350,797,000
Expenses
Expenses	19,499,000	41,684,000
Other revenue
Revenue
Other revenue	85,979,000	84,177,000
Operating expenses
Expenses
Expenses	$ 906,985,000	$ 851,489,000